Description of Business and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Description of Business and Basis of Presentation
Schedule of business combination shares issued and outstanding

Total Legacy Deep Fission shares outstanding prior to Merger	38,538,922
Shares issued to Legacy Surfside shareholders	2,166,667
Shares issued to Advisor	85,000
Shares issued to PIPE investors	10,000,000
Total shares outstanding immediately following the Merger	50,790,589

Total Legacy Deep Fission shares outstanding prior to Merger	38,538,922
Shares issued to Surfside shareholders	2,166,667
Shares issued to Advisor	85,000
Shares issued to Private Placement	10,000,000
Total shares outstanding immediately following the Merger	50,790,589